Related Party Agreements and Transactions - Amounts Reflected in Consolidated and Combined Financial Statement of Operations and Allocations of Services (Details) - Lilly - Transitional Services Agreement - USD ($)
$ in Millions
	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Allocation of services	$ 105.2	$ 151.7	$ 145.3
Cost of sales
Related Party Transaction [Line Items]
Allocation of services	21.8	31.8	32.5
Research and development
Related Party Transaction [Line Items]
Allocation of services	2.2	2.8	2.3
Marketing, selling and administrative
Related Party Transaction [Line Items]
Allocation of services	$ 81.2	$ 117.1	$ 110.5